Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Receivables from contracts with customers [abstract]
Schedule of Revenue from Contracts with Customers
	Year ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Revenue from contracts with customers
Hardware sales
-Video IoT	$-	$-	$1,064,037
-Security Convergence	-	62,363	4,472,125
Software sales
-Video IoT	15,361	87,306	1,824,854
-Security Convergence	-	-	2,761,988
Service revenue
-Video IoT	2,763,050	2,818,014	6,809,496
-Security Convergence	71,895,619	61,727,308	5,476,308
	$74,674,030	$64,694,991	$22,408,808

Schedule of Revenue from the Transfer of Goods and Services

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following major products lines and all revenue took place mainly in Asia and MENA regions:

Year ended December 31, 2024	Hardware	Software	Service	Total
Total revenue streams	$1,926	$15,361	$104,465,754	$104,483,041
Inter-revenue streams	(1,926)	-	(29,807,085)	(29,809,011)
Revenue from external
customer contracts	$-	$15,361	$74,658,669	$74,674,030
Timing of revenue recognition
At a point in time	$-	$15,361	$-	$15,361
Over time	-	-	74,658,669	74,658,669
	$-	$15,361	$74,658,669	$74,674,030

Year ended December 31, 2023	Hardware	Software	Service	Total
Total revenue streams	$101,702	$173,123	$76,157,234	$76,432,059
Inter-revenue streams	(39,339)	(85,817)	(11,611,912)	(11,737,068)
Revenue from external
customer contracts	$62,363	$87,306	$64,545,322	$64,694,991
Timing of revenue recognition
At a point in time	$62,363	$87,306	$-	$149,669
Over time	-	-	64,545,322	64,545,322
	$62,363	$87,306	$64,545,322	$64,694,991

Year ended December 31, 2022	Hardware	Software	Service	Total
Total revenue streams	$5,690,577	$4,586,842	$13,107,708	$23,385,127
Inter-revenue streams	(154,415)	-	(821,904)	(976,319)
Revenue from external
customer contracts	$5,536,162	$4,586,842	$12,285,804	$22,408,808
Timing of revenue recognition
At a point in time	$5,536,162	$4,586,842	$-	$10,123,004
Over time	-	-	12,285,804	12,285,804
	$5,536,162	$4,586,842	$12,285,804	$22,408,808

Schedule of Revenue-Related Contract Assets and Liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	December 31, 2024	December 31, 2023
Contract assets:
Unbilled receivables relating to service contracts	$34,306,195	$34,213,379
Contract liabilities:
Contract liabilities relating to service contracts	$273,227	$107,603

Schedule of Revenue Recognized that was Included in the Contract Liabilities Balance	Revenue recognized that was included in the contract liability balance at the beginning of the year:
	Year ended December 31, 2024	Year ended December 31, 2023

Service revenue	$53,769	$58,475